Related Party Transactions - Schedule of Shares Issued to and Held by the Company’s Related Parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Directors and former directors [Member]
Schedule of Shares Issued to and Held by the Company’s Related Parties [Line Items]
Shares held, related parties	63,250	63,250
Carrying Value, related parties	$ 6,195	$ 6,195
Directors that are also Strategic Advisors [Member]
Schedule of Shares Issued to and Held by the Company’s Related Parties [Line Items]
Shares held, related parties	3,192,790	894,790
Carrying Value, related parties	$ 183,694	$ 172,273
Affiliate of directors and former directors [Member]
Schedule of Shares Issued to and Held by the Company’s Related Parties [Line Items]
Shares held, related parties	1,838,246	1,377,136
Carrying Value, related parties	$ 126,209	$ 125,978
Officers and former officers [Member]
Schedule of Shares Issued to and Held by the Company’s Related Parties [Line Items]
Shares held, related parties
Carrying Value, related parties	$ 2,650	$ 2,650
Other related parties [member]
Schedule of Shares Issued to and Held by the Company’s Related Parties [Line Items]
Shares held, related parties	204,423	204,423
Carrying Value, related parties	$ 37,567	$ 37,567